Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—96.7%
		Communication Services—0.8%
450,000	[1]	Pinterest, Inc.	$ 14,832,000
1,994,611	[1]	Reservoir Media, Inc.	16,575,217
		TOTAL	31,407,217
		Consumer Discretionary—17.7%
83,300	[1]	Abercrombie & Fitch Co., Class A	9,944,354
518,200	[1]	Birkenstock Holding PLC	30,646,348
500,000	[1]	Cava Group, Inc.	67,525,000
80,000	[2]	Choice Hotels International, Inc.	11,786,400
822,000	[1]	DraftKings, Inc.	34,482,900
177,500	[1]	Duolingo, Inc.	64,608,225
600,000	[1]	Dutch Bros, Inc.	37,512,000
100,000	[1]	Etsy, Inc.	5,491,000
1,154,465	[1]	First Watch Restaurant Group, Inc.	24,220,676
262,000	[1]	Floor & Decor Holdings, Inc.	26,226,200
510,000	[1,2]	Lovesac Co./The	13,035,600
293,000		Moncler SpA	18,416,382
800,000	[1]	On Holding AG	47,904,000
420,000	[1]	Planet Fitness, Inc.	45,427,200
360,000		Six Flags Entertainment Corp.	15,872,400
527,300	[1]	Smith Douglas Home Corp.	12,792,298
2,353,500	[1]	Sportradar Group AG	49,376,430
61,800		Texas Roadhouse, Inc.	11,191,980
760,000	[1]	Viking Holdings Ltd.	38,478,800
256,000		Wingstop, Inc.	76,262,400
700,000	[1]	YETI Holdings, Inc.	26,082,000
		TOTAL	667,282,593
		Consumer Staples—2.0%
801,199	[1]	Chefs Warehouse, Inc.	43,152,578
540,000	[1]	Grocery Outlet Holding Corp.	8,742,600
535,000	[1]	Maplebear, Inc.	25,829,800
		TOTAL	77,724,978
		Energy—2.4%
630,000		Archrock, Inc.	17,696,700
788,836		Aris Water Solutions, Inc.	20,138,983
329,600		Cactus, Inc.	19,680,416
150,000	[1]	Flowco Holdings, Inc.	4,200,000
245,000		Matador Resources Co.	14,210,000
900,000		New Fortress Energy, Inc.	13,500,000
		TOTAL	89,426,099
		Financials—7.2%
520,000		Ares Management Corp.	103,074,400
359,800		Artisan Partners Asset Management, Inc.	16,079,462
1,735,000		Blue Owl Capital, Inc.	45,127,350
158,300		First Financial Bankshares, Inc.	5,898,258
514,800		Hamilton Lane, Inc.	81,945,864
48,800		Pinnacle Financial Partners, Inc.	6,088,776

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
308,000	[1]	Toast, Inc.	$ 12,603,360
		TOTAL	270,817,470
		Health Care—23.6%
522,394	[1]	Amphastar Pharmaceuticals, Inc.	18,215,879
2,198,020	[1,2]	Arcturus Therapeutics Holdings, Inc.	37,300,399
292,340	[1]	Argenx SE	192,562,501
5,074,231	[1,2,3]	AstraZeneca PLC, Rights	2,790,827
6,620,000	[1]	aTyr Pharma, Inc.	25,553,200
668,779	[1,2]	Ceribell, Inc.	15,388,605
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
1,950,000	[1,2,3]	Contra Akouos, Inc., Rights	1,025,700
1,610,988	[1]	EyePoint Pharmaceuticals, Inc.	12,324,058
290,600	[1]	Guardant Health, Inc.	13,652,388
1,989,400	[1]	IDEAYA Biosciences, Inc.	48,441,890
103,800	[1]	Inspire Medical Systems, Inc.	20,085,300
141,600	[1]	Insulet Corp.	39,418,608
684,600	[1]	Legend Biotech Corp., ADR	26,083,260
941,491	[1]	Merus NV	38,544,642
605,000	[1]	Minerva Neurosciences, Inc.	1,433,850
519,000	[1]	Moonlake Immunotherapeutics	23,868,810
110,900	[1]	Natera, Inc.	19,620,428
213,900	[1]	PROCEPT BioRobotics Corp.	15,507,750
7,417,000	[1]	Regulus Therapeutics, Inc.	7,417,000
3,812,860	[1]	Rezolute, Inc.	20,017,515
740,069	[1]	Rhythm Pharmaceuticals, Inc.	43,982,301
188,702	[1,3,4]	Sail Biomedicines, Inc.	4,482,710
154,000	[1]	Sarepta Therapeutics, Inc.	17,512,880
2,430,101	[1,2]	Scynexis, Inc.	2,600,208
1,034,467	[1]	Structure Therapeutics, Inc., ADR	31,002,976
1,091,000	[1]	Ultragenyx Pharmaceutical, Inc.	46,945,730
195,700	[1]	Vaxcyte, Inc.	17,284,224
70,600	[1]	Veeva Systems, Inc.	16,468,156
334,400	[1]	Vera Therapeutics, Inc.	12,466,432
337,600	[1]	Vericel Corp	19,763,104
938,500	[1]	Verona Pharma PLC, ADR	53,776,050
232,500	[1]	Xenon Pharmaceuticals, Inc.	9,295,350
317,109	[1]	Zealand Pharma AS	32,212,432
500,000	[1,2]	Zenas Biopharma, Inc.	4,010,000
151,443	[1,4,5]	Zenas Biopharma, Inc.	1,214,573
		TOTAL	892,269,736
		Industrials—16.8%
246,400		Applied Industrial Technologies, Inc.	64,071,392
61,100	[1]	Axon Enterprise, Inc.	39,848,198
235,700		AZZ, Inc.	20,220,703
226,300		Comfort Systems USA, Inc.	98,836,525
37,300		CSW Industrials, Inc.	12,301,913
760,000	[1,2]	Fiverr International Ltd.	23,461,200
177,800		FTAI Aviation Ltd.	17,874,234
604,300	[1]	GMS, Inc.	50,966,662
169,500		HEICO Corp.	40,500,330
438,000	[1]	Loar Holdings, Inc.	34,812,240
327,800	[1]	NEXTracker, Inc.	16,527,676

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
59,900	[2]	Powell Industries, Inc.	$ 14,362,822
1,260,733	[1]	StandardAero, Inc.	33,838,074
393,500	[1]	Trex Co., Inc.	28,658,605
644,800		UL Solutions, Inc.	34,761,168
294,200		Vertiv Holdings Co.	34,427,284
268,700	[1]	XPO, Inc.	35,917,129
256,100		Xylem, Inc.	31,766,644
		TOTAL	633,152,799
		Information Technology—19.4%
145,000	[1]	Astera Labs, Inc.	14,705,900
186,800		BE Semiconductor Industries N.V.	24,080,609
780,000	[1]	Braze, Inc.	35,864,400
610,000	[2]	Camtek Ltd.	57,669,400
1,218,100	[1]	Confluent, Inc.	36,153,208
174,500	[1]	CyberArk Software, Ltd.	64,736,010
380,500	[1]	Elastic N.V.	42,836,690
145,000		Entegris, Inc.	14,723,300
33,200	[1]	HubSpot, Inc.	25,880,396
64,400	[1]	Impinj, Inc.	8,171,716
1,265,900	[1]	Klaviyo, Inc.	58,244,059
24,000		Motorola Solutions, Inc.	11,262,000
800,000	[1]	Olo, Inc.	5,904,000
750,000	[1]	OneStream, Inc.	22,335,000
335,000	[1]	Q2 Holdings, Inc.	31,881,950
1,430,000	[1]	QXO, Inc.	19,004,700
900,000	[1]	Rubrik, Inc.	65,943,000
323,085,279	[1]	Seeing Machines Ltd.	16,037,751
1,471,200	[1]	SentinelOne, Inc.	35,235,240
343,000	[1]	Shopify, Inc.	40,062,400
72,000	[1]	Sitime Corp.	14,702,400
1,395,000	[1]	SoundThinking, Inc.	18,623,250
100,000	[1]	SPS Commerce, Inc.	18,468,000
37,000	[1]	Tyler Technologies, Inc.	22,260,680
265,000	[1]	Vertex, Inc.	15,303,750
60,000	[1]	Wix.com Ltd.	14,333,400
		TOTAL	734,423,209
		Materials—1.9%
630,500	[1]	Aspen Aerogels, Inc.	7,370,545
423,300	[1]	ATI, Inc.	24,166,197
154,900		Eagle Materials, Inc.	39,769,026
		TOTAL	71,305,768
		Real Estate—4.6%
410,000	[1]	CoStar Group, Inc.	31,406,000
480,000	[1,2]	FrontView, Inc.	8,275,200
645,000		Gaming and Leisure Properties, Inc.	31,211,550
500,000		Healthpeak Properties, Inc.	10,330,000
220,000		Lamar Advertising Co.	27,812,400
445,000		Ryman Hospitality Properties, Inc.	46,653,800
580,000		VICI Properties, Inc.	17,266,600
		TOTAL	172,955,550

Shares			Value
		COMMON STOCKS—continued
		Utilities—0.3%
154,700		Pinnacle West Capital Corp.	$ 13,452,712
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,180,227,711)	3,654,218,131
		PREFERRED STOCKS—0.5%
		Health Care—0.5%
2,178,049	[3,4]	CeQur S.A.	9,772,085
41,900	[1]	Regulus Therapeutics, Inc. - Rights	4,190,000
30,200	[1]	Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	3,020,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $20,267,744)	16,982,085
		WARRANTS—0.4%
		Health Care—0.4%
766,284	[1]	Gossamer Bio, Inc., Warrants 7/24/2028	365,441
200,000	[1]	Immatics N.V., Warrants 6/23/2025	7,560
162,100	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	384,177
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	236,911
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	340,200
839,900	[1]	Rezolute, Inc., Warrants 6/24/2099	4,409,475
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	8,850,450
165,355	[1]	Scynexis, Inc., Warrants 4/26/2029	63,232
1,441,000	[1]	Scynexis, Inc., Warrants 1/1/2099	1,541,870
		TOTAL	16,199,316
		Industrials—0.0%
20,000	[1]	NANO Nuclear Energy, Inc., Warrants 10/25/2029	318,370
		TOTAL WARRANTS (IDENTIFIED COST $21,501,563)	16,517,686
		INVESTMENT COMPANY—4.8%
181,034,470		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[6] (IDENTIFIED COST $181,034,470)	181,034,470
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $2,403,031,488)	3,868,752,372
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[7]	(91,032,263)
		TOTAL NET ASSETS—100%	$3,777,720,109

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2025, were as follows:
Affiliated	Value as of 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 1/31/2025	Shares Held as of 1/31/2025	Dividend Income
Consumer Discretionary:
Smith Douglas Home Corp.	$17,464,176	$—	$—	$(4,671,878)	$—	$12,792,298	527,300	$—
Health Care:
Arcturus Therapeutics Holdings, Inc.	$38,970,895	$—	$—	$(1,670,496)	$—	$37,300,399	2,198,020	$—
aTyr Pharma, Inc.	$20,654,400	$—	$—	$4,898,800	$—	$25,553,200	6,620,000	$—
EyePoint Pharmaceuticals, Inc.	$18,945,219	$—	$—	$(6,621,161)	$—	$12,324,058	1,610,988	$—
IDEAYA Biosciences, Inc.	$66,492,214	$1,331,596	$(9,744,131)	$(5,926,544)	$(3,711,245)	$48,441,890	1,989,400	$—
Minerva Neurosciences, Inc.	$1,448,975	$—	$—	$(15,125)	$—	$1,433,850	605,000	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$388,229	$—	$—	$(4,052)	$—	$384,177	162,100	$—
Regulus Therapeutics, Inc.	$10,828,820	$—	$—	$(3,411,820)	$—	$7,417,000	7,417,000	$—
Regulus Therapeutics, Inc. - Rights	$6,117,400	$—	$—	$(1,927,400)	$—	$4,190,000	41,900	$—
Regulus Therapeutics, Inc., Conv. Pfd., 1.000%	$4,409,200	$—	$—	$(1,389,200)	$—	$3,020,000	30,200	$—
Rezolute, Inc.	$20,894,473	$—	$—	$(876,958)	$—	$20,017,515	3,812,860	$—
Rezolute, Inc., Warrants 10/8/2027	$299,030	$—	$—	$(62,119)	$—	$236,911	193,334	$—
Rezolute, Inc., Warrants 1/1/2099	$355,104	$—	$—	$(14,904)	$—	$340,200	64,800	$—
Rezolute, Inc., Warrants 6/24/2099	$4,602,652	$—	$—	$(193,177)	$—	$4,409,475	839,900	$—
Rezolute, Inc., Warrants 12/31/2099	$9,238,184	$—	$—	$(387,734)	$—	$8,850,450	1,685,800	$—
Scynexis, Inc.	$3,714,160	$—	$(322,001)	$1,594,139	$(2,386,090)	$2,600,208	2,430,101	$—
Scynexis, Inc., Warrants 4/26/2029	$95,079	$—	$—	$(31,847)	$—	$63,232	165,355	$—
Scynexis, Inc., Warrants 1/1/2099	$1,959,760	$—	$—	$(417,890)	$—	$1,541,870	1,441,000	$—
Information Technology:
Seeing Machines Ltd.	$17,450,868	$—	$(858,173)	$(391,729)	$(163,215)	$16,037,751	323,085,279	$—
SoundThinking, Inc.	$15,037,800	$63,108	$(371,722)	$4,697,518	$(803,454)	$18,623,250	1,395,000	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$259,366,638	$1,394,704	$(11,296,027)	$(16,823,577)	$(7,064,004)	$225,577,734	356,315,337	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$169,166,677
Purchases at Cost	$533,660,588
Proceeds from Sales	$(521,792,795)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$181,034,470
Shares Held as of 1/31/2025	181,034,470
Dividend Income	$1,808,271

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$85,709,231	$85,738,694

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2025, these restricted securities amounted to $15,469,368, which represented 0.4% of total net assets.

Additional information on restricted securities held at January 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$11,664,325	$9,772,085
Sail Biomedicines, Inc.	7/28/2021	$5,283,656	$4,482,710
Zenas Biopharma, Inc.	5/3/2024	$2,263,523	$1,214,573

5
Equity security is subject to lock-up or market standoff agreement. As of period end, the total fair value of equity securities subject to contractual sale restrictionis
$1,214,573 and all restrictions are set to expire on or before March 11, 2025. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,752,659,219	$—	$5,508,410	$2,758,167,629
International	609,950,000	283,309,675	2,790,827	896,050,502
Preferred Stocks
Domestic	—	7,210,000	—	7,210,000
International	—	—	9,772,085	9,772,085
Debt Securities:
Warrants	13,991,862	2,525,824	—	16,517,686
Investment Company	181,034,470	—	—	181,034,470
TOTAL SECURITIES	$3,557,635,551	$293,045,499	$18,071,322	$3,868,752,372

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt